Operating Segments (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	₪ 388,684	₪ 219,677	₪ 65,035
Customer One [Member]
IfrsStatementLineItems [Line Items]
Revenue	49,000	17,000	2,000
Customer Two [Member]
IfrsStatementLineItems [Line Items]
Revenue	₪ 41,000	₪ 22,000	₪ 0